Commitments and Contingencies - PIPE Financing (Details) - USD ($)	Jul. 31, 2024	Jul. 30, 2024	Jun. 18, 2024	Dec. 31, 2023	Jun. 30, 2024
Commitments and Contingencies
Number of stock issued				1
New Adagio | Subsequent events
Commitments and Contingencies
Number of shares issuable in exchange for investment					1,706,666
Number of base warrants issuable in exchange for investment					1,440,000
Number of shares for each dollar loaned					0.12
Number of warrants for each dollar loaned					0.12
PIPE Investors
Commitments and Contingencies
Financing amount					$ 64,500,000
Share Price					$ 10.00
Number of shares agreed not to redeem					76,681
Value of convertible notes purchased					$ 15,900,000
Additional cash investment by investor					$ 1,070,575
Exercise price					$ 0.01
PIPE Investors | Subsequent events
Commitments and Contingencies
Financing amount					$ 12,000,000
Additional cash investment by investor					8,070,575
Maximum amount of reduction in additional cash investment by investor					1,070,575
PIPE Investors | Bridge Financing Notes
Commitments and Contingencies
Commitment to purchase value of shares					29,500,000
Certain investors | New Adagio | Subsequent events
Commitments and Contingencies
Commitment to purchase value of shares					$ 2,500,000
Fair value of committed shares based on redemption price			$ 2,529,830
Redemption price per share			$ 11.47
Number of shares issuable based on redemption value					355,459
Number of warrants exercisable					299,904
Share Price					$ 10.00
Perceptive PIPE Investor | Subsequent events
Commitments and Contingencies
Financing amount					$ 53,000,000
Value of new stock issued during the period	$ 15,875,568	$ 8,070,575
Number of stock issued	936,600
Perceptive PIPE Investor | New Adagio | Subsequent events
Commitments and Contingencies
Number of shares issuable in exchange for investment					5,012,817
Number of base warrants issuable in exchange for investment					4,088,470
ARYA | Certain investors | New Adagio | Subsequent events
Commitments and Contingencies
Number of shares issuable based on redemption value					403,114
Number of base warrants issuable based on redemption value					341,098
ARYA | Class A common stock | Subsequent events
Commitments and Contingencies
Number of shares agreed not to redeem					247,700
ARYA | Class A common stock | Certain investors | Subsequent events
Commitments and Contingencies
Fair value of committed shares based on redemption price			$ 2,842,454
Redemption price per share			$ 11.47
Adagio | Perceptive PIPE Investor | Bridge Financing Notes | Subsequent events
Commitments and Contingencies
Value of convertible notes purchased					$ 26,000,000